Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [Abstract]
Loss per share

Note 17 – Loss per share

Basic loss per share

The calculation of basic loss per share as at December 31, 2021 was based on the loss attributable to the owners of the company divided by a weighted average number of ordinary shares outstanding, calculated as follows:

	For the year ended December 31
	2019(*)	2020(*)	2021
Weighted average number of Ordinary Shares (thousands of shares)(*)	3,513	42,947	247,335
Loss attributable to the owners of the company (thousands USD)	8,353	48,494	200,777

(*)	All the figures in this note were adjusted to reflect the 1:50 reverse split effective June 29, 2020. See Note 12.A.

Weighted average number of Ordinary Shares:

	Year ended December 31
	2019(*)	2020(*)	2021
	Thousands of	Thousands of	Thousands of
	shares of NIS 5.0	shares of NIS 5.0	shares of NIS 5.0
	par value	par value	par value
Balance as at January 1	1,932	4,179	172,052
Effect of share options exercised	135	9	2,558
Effect of warrants exercised	-	1,184	575
Effect of conversion of notes	-	1,236	-
Effect of shares issued during the year	1,446	36,339	72,150
Weighted average number of Ordinary Shares used to calculate basic loss per share as at December 31	3,513	42,947	247,335

(*)	All the figures in this note were adjusted to reflect the 1:50 reverse split effective June 29, 2020, see note 12.A.

Diluted loss per share

The calculation of diluted loss per share as at December 31, 2021 was based on loss attributable to the owners of the company divided by a weighted average number of ordinary shares outstanding after adjustment for the effects of all dilutive potential ordinary shares, calculated as follows:

Loss attributable to owners of the company (diluted)

	Year ended December 31
	2019	2020	2021
	Thousands
Loss used to calculate basic loss per share	8,353	48,494	200,777
Changes in fair value of share price protection liability	-	-	3,783
Changes in fair value of warrants classified as liabilities	-	-	456
Loss attributable to ordinary shareholders	8,353	48,494	205,016

Weighted average number of ordinary shares (diluted)

	Year ended December 31
	2019	2020	2021
	Thousands of	Thousands of	Thousands of
	shares of NIS 5.0	shares of NIS 5.0	shares of NIS 5.0
	par value	par value	par value
Weighted average number of Ordinary Shares used to calculate loss per share	3,513	42,947	247,335
Effect of share price protection on issue	-	-	702
Effect of warrants on issue	-	-	95
Weighted average number of Ordinary Shares used to calculate diluted loss per share as at December 31	3,513	42,947	248,132

In 2021, 55,817,296 options and warrants (in 2020: 22,810,291 and 2019: 3,468,948) were excluded from the diluted weighted average number of Ordinary Shares calculation as their effect would have been anti-dilutive.